DEAN WITTER INCOME BUILDER FUND
Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS March 31, 1998

DEAR SHAREHOLDER:

The six-month period ended March 31, 1998, saw the equity market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P
500), closing at an all-time high, a rather common occurrence since the start of the 1998 calendar year. Concerns over financial troubles in Asia, which caused considerable volatility in the last quarter of 1997, have now almost entirely abated, and emphasis has been placed on the strong domestic economy and its low inflation, low interest-rate environment. The convertible market has also been robust over the last several months, particularly the new issue market, which has seen a record number of convertible offerings come to market since the start of the year.

PERFORMANCE

For the six months ended March 31, 1998, Dean Witter Income Builder Fund's Class B shares posted a total return of 8.55 percent, compared to 17.21 percent for the S&P 500 and 12.91 percent for the Lipper Equity Income Funds Index. For the same period, the Fund's Class A, C and D shares had total returns of 8.89 percent, 8.51 percent and 9.08 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund's underperformance relative to the S&P 500 and its Lipper peer group was due, in part, to its exposure to the convertible securities of many small-cap companies. Small caps, as a group, lagged large caps for much of the period under review. The Fund's tilt toward yield also served to dampen relative performance in the strong equity market. However, this same bias toward yield provided significant stability in the volatile environment last fall.

PORTFOLIO STRATEGY

Since its inception on June 26, 1996, the Fund has maintained a target asset mix of 40 percent large-capitalization common stocks, 30 percent convertible securities, 10 percent high-yield bonds, 10 percent investment-grade fixed-income securities and 10 percent real estate investment trusts.

DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS March 31, 1998, continued

The Fund's equity component, which concentrates on large-capitalization stocks, contributed strongly to its performance during the period. This component has been relatively fully invested since the Fund's inception and was well diversified on March 31, 1998 with 48 common stocks spread among 23 different industry groups.

As noted, the Fund's convertible securities component, with its concentration on small-and mid-cap companies, caused the Fund to lag its peers, because the large caps significantly outperformed the others. Since the convertible-securities market is dominated by small-cap companies, we believe that the Fund should benefit significantly once small caps resume a leadership role.

The real estate investment trust (REIT) portion of the Fund also lagged the broader market for most of the period under review. More recently, however, strong fundamentals and compelling valuations have generated significant interest in the group. Our exposure to this sector is slightly below the 10 percent target. The Fund's REIT investments are split between REIT stocks and REIT convertible securities. In addition, two of the Fund's real-estate-related investments have announced their intention to convert to REIT status in the near future.

The fixed-income portion of the portfolio performed as expected, with fairly low sensitivity to interest-rate fluctuations. This portion of the Fund is structured to provide maximum current income with low exposure to interest-rate movements. This strategy helped reduce volatility in the Fund during the first half of the fiscal year.

LOOKING AHEAD

We believe that Dean Witter Income Builder Fund, which is well diversified across various asset classes, will continue to provide one of the best ways to seek reasonable income and, secondarily, growth of capital.

We appreciate your support of Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited)

 NUMBER OF
  SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            COMMON STOCKS (44.2%)
            Apparel (0.9%)
   132,500  Kellwood Co. ....................................................  $ 4,090,937
                                                                             --------------
            Auto Parts (0.8%)
    69,000  Dana Corp. ......................................................    4,014,937
                                                                             --------------
            Automotive (2.5%)
    94,000  Chrysler Corp.  .................................................    3,906,875
    66,000  Ford Motor Co. ..................................................    4,277,625
    59,000  General Motors Corp. ............................................    3,978,812
                                                                             --------------
                                                                                12,163,312
                                                                             --------------
            Banks (4.1%)
   169,500  First Security Corp. ............................................    4,036,219
   122,000  First Tennessee National Corp. ..................................    3,919,250
   105,000  KeyCorp .........................................................    3,970,312
   145,000  Washington Federal, Inc.  .......................................    3,987,500
    62,000  Wilmington Trust Corp.  .........................................    4,115,250
                                                                             --------------
                                                                                20,028,531
                                                                             --------------
            Banks -Thrift Institutions (0.9%)
    57,000  Washington Mutual, Inc. .........................................    4,086,187
                                                                             --------------
            Building Materials (0.9%)
    38,000  Vulcan Materials Co.  ...........................................    4,161,000
                                                                             --------------
            Chemicals (2.6%)
    44,000  Dow Chemical Co. ................................................    4,279,000
    61,000  PPG Industries, Inc. ............................................    4,144,187
    39,000  Rohm & Haas Co.  ................................................    4,029,187
                                                                             --------------
                                                                                12,452,374
                                                                             --------------
            Conglomerates (0.8%)
    94,000  Tenneco, Inc.  ..................................................    4,012,625
                                                                             --------------
            Containers -Metal & Glass (0.8%)
    76,000  Crown Cork & Seal Co., Inc.  ....................................    4,066,000
                                                                             --------------
            Finance (0.8%)
    63,000  Fannie Mae ......................................................    3,984,750
                                                                             --------------
            Financial (1.3%)
    41,000  Providian Financial Corp.  ......................................    2,354,937
   120,000  TCF Financial Corp.  ............................................    4,072,500
                                                                             --------------
                                                                                 6,427,437
                                                                             --------------
            Financial -Miscellaneous (0.8%)
    88,000  SLM Holding Corp.  ..............................................    3,839,000
                                                                             --------------
            Food Processing (0.9%)
   110,000  Hormel Foods Corp. ..............................................    4,269,375
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


                                       3

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Healthcare -Drugs (0.8%)
    50,000  Schering-Plough Corp.  ..........................................  $ 4,084,375
                                                                             --------------
            Household Appliances (0.8%)
    60,000  Whirlpool Corp.  ................................................    4,113,750
                                                                             --------------
            Insurance (3.0%)
    17,811  Aegon N.V. (ADR)(Netherlands) ...................................    2,160,697
    47,000  Jefferson-Pilot Corp. ...........................................    4,180,062
    47,000  Lincoln National Corp.  .........................................    3,989,125
    89,000  Torchmark Corp. .................................................    4,077,313
                                                                             --------------
                                                                                14,407,197
                                                                             --------------
            Manufacturing -Diversified (0.9%)
    69,000  Johnson Controls, Inc.  .........................................    4,187,438
                                                                             --------------
            Metals & Basic Materials (0.8%)
    82,000  Hercules, Inc.  .................................................    4,048,750
                                                                             --------------
            Metals & Mining (0.8%)
   239,000  Cyprus Amax Minerals Co. ........................................    3,973,375
                                                                             --------------
            Miscellaneous (0.8%)
    87,000  American Greetings Corp. (Class A) ..............................    4,002,000
                                                                             --------------
            Mobile Home & Recreation (0.8%)
    87,000  Fleetwood Enterprises, Inc. .....................................    4,050,938
                                                                             --------------
            Oil & Gas (0.8%)
    71,000  Ashland, Inc.  ..................................................    4,020,375
                                                                             --------------
            Real Estate Investment Trust (4.8%)
   109,000  American General Hospitality Corp.  .............................    3,017,938
    98,300  Boston Properties, Inc. .........................................    3,458,931
    72,100  Excel Realty Trust, Inc.  .......................................    2,568,563
    59,250  Healthcare Realty Trust, Inc. ...................................    1,673,813
   125,000  LTC Properties, Inc. ............................................    2,414,063
   100,000  Meditrust Corp.  ................................................    3,087,500
   145,000  Reckson Associates Realty Corp.  ................................    3,824,375
   208,800  Sunstone Hotel Investors, Inc.  .................................    3,340,800
                                                                             --------------
                                                                                23,385,983
                                                                             --------------
            Retail -Specialty Apparel (0.8%)
   138,000  Limited (The), Inc. .............................................    3,958,875
                                                                             --------------
            Steel (0.8%)
   103,000  USX-U.S. Steel Group, Inc.  .....................................    3,888,250
                                                                             --------------
            Telecommunications (1.7%)
    39,000  Bell Atlantic Corp.  ............................................    3,997,500
    76,000  U.S. West Communications Group, Inc.  ...........................    4,161,000
                                                                             --------------
                                                                                 8,158,500
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


                                       4

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Telephones (0.8%)
    62,000  AT&T Corp.  ..................................................... $  4,068,750
                                                                             --------------
            Tobacco (1.6%)
    94,000  Philip Morris Companies, Inc.  ..................................    3,918,625
   123,000  UST, Inc. .......................................................    3,966,750
                                                                             --------------
                                                                                 7,885,375
                                                                             --------------
            Utilities -Electric (3.4%)
    88,000  Consolidated Edison of New York, Inc.  ..........................    4,114,000
   148,000  Houston Industries Co. ..........................................    4,255,000
    91,000  New England Electric System .....................................    4,157,563
   111,000  Public Service Enterprise Group, Inc.  ..........................    4,204,125
                                                                             --------------
                                                                                16,730,688
                                                                             --------------
            Utilities -Gas (0.9%)
    73,000  Consolidated Natural Gas Co. ....................................    4,211,188
                                                                             --------------
            Utilities -Telephone (0.9%)
    72,000  GTE Corp. .......................................................    4,311,000
                                                                             --------------
            Wholesale Distributor (0.9%)
    88,000  Supervalu, Inc.  ................................................    4,103,000
                                                                             --------------
            TOTAL COMMON STOCKS
            (Identified Cost $160,589,829) ..................................  215,186,272
                                                                             --------------
            CONVERTIBLE PREFERRED STOCKS (19.5%)
            Apparel (0.3%)
    30,500  Warnaco Group, Inc. $3.00 .......................................    1,326,750
                                                                             --------------
            Auto Parts (1.4%)
    94,000  BTI Capital Trust $3.25 -144A* ..................................    5,181,750
    68,500  Walbro Capital Trust $2.00  .....................................    1,532,687
                                                                             --------------
                                                                                 6,714,437
                                                                             --------------
            Banks -International (1.6%)
   135,000  National Australia Bank, Ltd. $1.969 (Australia) (Units)++ ......    3,915,000
   111,500  WBK Strypes Trust $3.135 ........................................    3,797,969
                                                                             --------------
                                                                                 7,712,969
                                                                             --------------
            Broadcast Media (1.6%)
   109,700  Metromedia International Group, Inc. $3.625 .....................    6,486,012
   145,000  Triathlon Broadcasting Co. $0.945 ...............................    1,450,000
                                                                             --------------
                                                                                 7,936,012
                                                                             --------------
            Cable & Telecommunications (1.0%)
    90,000  EchoStar Communications Corp. (Series C) $3.375  ................    5,040,000
                                                                             --------------
            Commercial Services (1.1%)
   100,000  Cendant Corp $3.75 ..............................................    5,212,500
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


                                       5

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

 NUMBER OF
   SHARES                                                                         VALUE
-------------------------------------------------------------------------------------------
            Computer Services (0.7%)
    69,500  Unisys Corp. (Series A) $3.75 ...................................  $ 3,275,188
                                                                             --------------
            Entertainment (0.9%)
    80,000  Premier Parks, Inc. $4.05 .......................................    4,640,000
                                                                             --------------
            Finance (2.2%)
   112,000  Insignia Financing, Inc. $3.25 ..................................    5,579,056
    90,000  Merrill Lynch & Co., Inc. (STRYPES) $2.39 (1) ...................    3,420,000
    25,800  Merrill Lynch & Co., Inc. (STRYPES) $4.087 (2) ..................    1,870,500
                                                                             --------------
                                                                                10,869,556
                                                                             --------------
            Healthcare (0.8%)
   141,000  Kapson Senior Quarters Corp. $2.00 -144A* .......................    3,824,625
                                                                             --------------
            Machinery (0.5%)
    97,000  Ingersoll-Rand Co. (PRIDES) $1.688 ..............................    2,443,188
                                                                             --------------
            Miscellaneous (1.6%)
    81,000  Calenergy Capital Trust $3.25  ..................................    3,680,478
    75,000  Union Pacific Capital Trust $3.125 -144A* .......................    3,984,375
                                                                             --------------
                                                                                 7,664,853
                                                                             --------------
            Oil & Gas (0.5%)
    66,400  Sun Company, Inc. (Series A) $1.80 ..............................    2,519,050
                                                                             --------------
            Publishing (1.3%)
   195,200  Hollinger International, Inc. $0.95 .............................    2,793,800
   130,000  Reader's Digest Association, Inc $1.93 ..........................    3,453,125
                                                                             --------------
                                                                                 6,246,925
                                                                             --------------
            Real Estate Investment Trust (2.4%)
   182,000  FelCor Suite Hotels, Inc. (Series A) $1.95  .....................    5,278,000
   113,000  Merry Land & Investment Co., Inc. (Series C) $2.15  .............    3,093,375
    61,400  Oasis Residential, Inc. (Series A) $2.25 ........................    1,558,025
    36,600  Rouse Co. (Series B) $3.00 ......................................    1,765,950
                                                                             --------------
                                                                                11,695,350
                                                                             --------------
            Telecommunications (1.6%)
    59,000  Loral Space & Communications, Ltd. (Series C) $3.00 (Bermuda) ...    4,443,467
    44,100  Loral Space & Communications, Ltd. $3.00 -144A* (Bermuda)  ......    3,321,303
                                                                             --------------
                                                                                 7,764,770
                                                                             --------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $86,640,734) ...................................   94,886,173
                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (34.2%)
            CONVERTIBLE BONDS (14.4%)
            Auto Parts (2.0%)
   $4,000   Mark IV Industries, Inc. -144A* .................................   4.75%   11/01/04    $3,786,240
    3,000   MascoTech, Inc.  ................................................   4.50    12/15/03     2,778,750
    2,700   Tower Automotive, Inc. -144A* ...................................   5.00    08/01/04     2,958,417
                                                                                                  --------------
                                                                                                     9,523,407
                                                                                                  --------------
            Cable/Cellular (0.7%)
    9,350   U.S. Cellular Corp.  ............................................   0.00    06/15/15     3,590,306
                                                                                                  --------------
            Healthcare (1.7%)
    1,500   ARV Assisted Living, Inc. .......................................   6.75    04/01/06     1,432,500
    3,000   Emeritus Corp. -144A* ...........................................   6.25    01/01/06     2,380,710
    5,400   Phymatrix Corp.  ................................................   6.75    06/15/03     4,514,616
                                                                                                  --------------
                                                                                                     8,327,826
                                                                                                  --------------
            Healthcare -Miscellaneous (0.7%)
    2,730   Pharmaceutical Marketing Services, Inc. .........................   6.25    02/01/03     2,717,715
      675   Pharmaceutical Marketing Services, Inc. (Eurobond)  .............   6.25    02/01/03       659,813
                                                                                                  --------------
                                                                                                     3,377,528
                                                                                                  --------------
            Hotels/Motels (0.7%)
    3,800   Capstar Hotel Corp.  ............................................   4.75    10/15/04     3,561,094
                                                                                                  --------------
            Machinery (0.5%)
    2,300   Thermo Fibertek, Inc. -144A* ....................................   4.50    07/15/04     2,577,449
                                                                                                  --------------
            Medical Equipment (0.7%)
    3,400   ThermoTrex Corp. ................................................   3.25    11/01/07     3,278,314
                                                                                                  --------------
            Office Equipment & Supplies (2.7%)
    4,750   Danka Business Systems, PLC
             (United Kingdom) ...............................................   6.75    04/01/02     4,536,250
    9,880   U.S. Office Products Co.  .......................................   5.50    05/15/03     8,414,302
                                                                                                  --------------
                                                                                                    12,950,552
                                                                                                  --------------
            Publishing (0.4%)
    1,900   Nelson (Thomas), Inc. ...........................................   5.75    11/30/99     1,894,072
                                                                                                  --------------
            Real Estate Investment Trust (0.9%)
    4,425   Capstone Capital Corp.  .........................................   6.55    03/14/02     4,297,781
                                                                                                  --------------
            Restaurants (0.4%)
    9,000   Boston Chicken, Inc.  ...........................................   0.00    06/01/15     1,068,750
    1,990   Boston Chicken, Inc.  ...........................................   4.50    02/01/04     1,001,826
                                                                                                  --------------
                                                                                                     2,070,576
                                                                                                  --------------
            Retail (1.0%)
    1,530   Petsmart, Inc. -144A* ...........................................   6.75    11/01/04     2,130,525
    3,200   Saks Holdings, Inc.  ............................................   5.50    09/15/06     2,903,008
                                                                                                  --------------
                                                                                                     5,033,533
                                                                                                  --------------
            Semiconductors (0.8%)
    4,000   National Semiconductor Corp. -144A* .............................   6.50    10/01/02     3,876,160
                                                                                                  --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


                                       7

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            Shoes (1.2%)
   $2,700   Nine West Group, Inc.  ..........................................   5.50 %  07/15/03    $2,162,943
    4,300   Nine West Group, Inc. -144A* ....................................   5.50    07/15/03     3,444,687
                                                                                                  --------------
                                                                                                     5,607,630
                                                                                                  --------------
            Telecommunications (0.0%)
      750   SA Telecommunications, Inc. -144A* (a) ..........................  10.00    08/15/06       112,500
                                                                                                  --------------
            TOTAL CONVERTIBLE BONDS
            (Identified Cost $71,319,563) ........................................................  70,078,728
                                                                                                  --------------
            NON-CONVERTIBLE BONDS (19.8%)
            Broadcast Media (3.5%)
    3,000   JCAC Inc. .......................................................  10.125   06/15/06     3,292,500
    3,805   Outlet Broadcasting, Inc. .......................................  10.875   07/15/03     4,015,302
    4,250   SCI Television, Inc.  ...........................................  11.00    06/30/05     4,342,140
    5,060   Young Broadcasting Corp. ........................................  11.75    11/15/04     5,591,300
                                                                                                  --------------
                                                                                                    17,241,242
                                                                                                  --------------
            Building Materials (2.3%)
    7,400   Johns Manville International Group, Inc.  .......................  10.875   12/15/04     8,195,500
    2,850   USG Corp. (Series B) ............................................   9.25    09/15/01     3,069,507
                                                                                                  --------------
                                                                                                    11,265,007
                                                                                                  --------------
            Business Services (2.2%)
    9,850   Neodata Services, Inc. (Series B) ...............................  12.00    05/01/03    10,483,946
                                                                                                  --------------
            Cable/Cellular (3.4%)
   12,950   Continental Cablevision, Inc.  ..................................  11.00    06/01/07    14,213,402
    2,000   Tele-Communications, Inc. .......................................   9.25    04/15/02     2,195,660
                                                                                                  --------------
                                                                                                    16,409,062
                                                                                                  --------------
            Chemicals (1.1%)
    5,000   Harris Chemical North America, Inc. .............................  10.75    10/15/03     5,287,500
                                                                                                  --------------
            Entertainment (0.5%)
    2,000   Time Warner, Inc.  ..............................................   9.63    05/01/02     2,242,860
                                                                                                  --------------
            Entertainment/Gaming (0.9%)
    4,200   Casino Magic Finance Corp.  .....................................  11.50    10/15/01     4,368,000
                                                                                                  --------------
            Healthcare (1.8%)
    4,000   Healthsouth Rehabilition Corp. ..................................   9.50    04/01/01     4,180,000
    4,400   Tenet Healthcare Corp.  .........................................  10.13    03/01/05     4,840,000
                                                                                                  --------------
                                                                                                     9,020,000
                                                                                                  --------------
            Industrials (1.0%)
    4,500   American Standard, Inc.  ........................................  10.50 ++ 06/01/05     4,657,500
                                                                                                  --------------
            Miscellaneous (1.1%)
    4,885   Huntsman Polymers Corp. .........................................  11.75    12/01/04     5,434,563
                                                                                                  --------------
            Publishing (0.7%)
    2,200   Big Flower Press, Inc.  .........................................   8.875   07/01/07     2,244,000
    1,000   Hollinger International Publishing, Inc.  .......................   9.25    02/01/06     1,055,000
                                                                                                  --------------
                                                                                                     3,299,000
                                                                                                  --------------

                      SEE NOTES TO FINANCIAL STATEMENTS


                                       8

DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS March 31, 1998 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
            Retail (0.4%)
   $1,950   Thrifty PayLess Holdings, Inc. ..................................  12.25 %  04/15/04     $2,184,000
                                                                                                  --------------
            Textiles (0.9%)
    4,300   Dan River, Inc.  ................................................  10.125   12/15/03      4,563,375
                                                                                                  --------------
            TOTAL NON-CONVERTIBLE BONDS
            (Identified Cost $97,224,605) ........................................................   96,456,055
                                                                                                  --------------
            TOTAL CORPORATE BONDS
            (Identified Cost $168,544,168) .......................................................  166,534,783
                                                                                                  --------------
            SHORT-TERM INVESTMENTS (3.3%)
            U.S. GOVERNMENT AGENCY (b) (3.2%)
   15,500   Federal Home Loan Mortgage Corp.
             (Amortized Cost $15,500,000) ...................................   5.90    04/01/98     15,500,000
                                                                                                  --------------
            REPURCHASE AGREEMENT (0.1%)
      322   The Bank of New York (dated 03/31/98;  proceeds $322,200)(c)
             (Identified Cost $322,152) .....................................   5.375   04/01/98        322,152
                                                                                                  --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $15,822,152) ........................................................   15,822,152
                                                                                                  --------------
            TOTAL INVESTMENTS
            (Identified Cost $431,596,883)(d) .........................................  101.2%     492,429,380
            LIABILITIES IN EXCESS OF OTHER ASSETS  ....................................   (1.2)      (5,798,381)
                                                                                                  --------------
            NET ASSETS ................................................................  100.0%    $486,630,999
                                                                                       ========== ==============

------------
 ADR      American Depository Receipt.
 STRYPES  Structured yield product exchangeable for stock.
 PRIDES   Preferred redeemed increased dividend equity security.
 *        Resale is restricted to qualified institutional investors.
 ++ Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
 ++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
 (1)      Exchangeable for IMC Global, Inc. common stock.
 (2)      Exchangeable for SunAmerica, Inc. common stock.
 (a)      Non-income producing security; bond in default.
 (b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
 (c) Collateralized by $329,109 U.S. Treasury Note 5.50% due 03/31/00 valued at $328,595.
 (d) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $68,000,188 and the aggregate gross unrealized depreciation is $7,167,691, resulting in the net unrealized appreciation of $60,832,497.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (unaudited)

 ASSETS:
Investments in securities, at value (identified
 cost $431,596,883).............................    $492,429,380
Receivable for:
  Interest......................................       4,196,595
  Shares of beneficial interest sold............       2,325,722
  Dividends ....................................         359,013
  Investments sold..............................         345,125
Deferred organizational expenses................         105,938
Prepaid expenses and other assets...............         116,586
                                                  --------------
  TOTAL ASSETS .................................     499,878,359
                                                  --------------
LIABILITIES:
Payable for:
  Investments purchased.........................      12,215,670
  Plan of distribution fee......................         348,044
  Investment management fee.....................         311,390
  Shares of beneficial interest repurchased ....         197,160
  Dividends and distributions to shareholders ..         101,091
Accrued expenses and other payables.............          74,005
                                                  --------------
  TOTAL LIABILITIES ............................      13,247,360
                                                  --------------
  NET ASSETS....................................    $486,630,999
                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.................................    $414,797,279
Net unrealized appreciation.....................      60,832,497
Accumulated undistributed net investment
 income.........................................       1,045,998
Accumulated undistributed net realized gain ....       9,955,225
                                                  --------------
  NET ASSETS....................................    $486,630,999
                                                  ==============
CLASS A SHARES:
Net Assets......................................      $8,048,809
Shares Outstanding (unlimited authorized, $.01
 par value).....................................         617,704
  NET ASSET VALUE PER SHARE.....................          $13.03
                                                  ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset
   value).......................................          $13.75
                                                  ==============
CLASS B SHARES:
Net Assets......................................    $473,831,749
Shares Outstanding (unlimited authorized, $.01
 par value).....................................      36,362,236
  NET ASSET VALUE PER SHARE.....................          $13.03
                                                  ==============
CLASS C SHARES:
Net Assets......................................      $4,632,081
Shares Outstanding (unlimited authorized, $.01
 par value).....................................         356,062
  NET ASSET VALUE PER SHARE.....................          $13.01
                                                  ==============
CLASS D SHARES:
Net Assets......................................        $118,360
Shares Outstanding (unlimited authorized, $.01
 par value).....................................           9,080
  NET ASSET VALUE PER SHARE.....................          $13.04
                                                  ==============

STATEMENT OF OPERATIONS
For the six months ended March 31, 1998 (unaudited)

NET INVESTMENT INCOME:
INCOME
Interest..................................   $ 6,510,981
Dividends.................................     4,923,788
                                            ------------
  TOTAL INCOME............................    11,434,769
                                            ------------
EXPENSES
Plan of distribution fee (Class A
 shares)..................................         6,909
Plan of distribution fee (Class B
 shares)..................................     1,756,024
Plan of distribution fee (Class C
 shares)..................................        12,240
Investment management fee.................     1,558,599
Transfer agent fees and expenses..........       153,280
Registration fees.........................        81,919
Professional fees.........................        33,823
Shareholder reports and notices...........        24,063
Custodian fees............................        17,569
Organizational expenses...................        16,313
Trustees' fees and expenses...............         7,779
Other.....................................         3,628
                                            ------------
  TOTAL EXPENSES..........................     3,672,146
                                            ------------
  NET INVESTMENT INCOME...................     7,762,623
                                            ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................    10,717,923
Net change in unrealized appreciation ....    17,907,883
                                            ------------
  NET GAIN................................    28,625,806
                                            ------------
NET INCREASE..............................   $36,388,429
                                            ============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED          ENDED
                                                        MARCH 31, 1998  SEPTEMBER 30, 1997*
------------------------------------------------------  -------------- -------------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  7,762,623       $ 10,365,875
Net realized gain......................................    10,717,923         17,728,044
Net change in unrealized appreciation..................    17,907,883         39,732,802
                                                        --------------   ----------------
  NET INCREASE.........................................    36,388,429         67,826,721
                                                        --------------   ----------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares.......................................      (142,339)            (7,078)
  Class B shares.......................................    (7,641,707)        (9,398,309)
  Class C shares.......................................       (56,162)            (7,487)
  Class D shares.......................................        (1,797)              (193)
Net realized gain
  Class A shares.......................................      (264,926)           --
  Class B shares.......................................   (18,061,378)          (157,191)
  Class C shares.......................................       (92,820)           --
  Class D shares.......................................        (1,957)           --
                                                        --------------   ----------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS....................   (26,263,086)        (9,570,258)
                                                        --------------   ----------------
Net increase from transactions in shares of beneficial
 interest..............................................   115,477,577        154,629,702
                                                        --------------   ----------------
  NET INCREASE.........................................   125,602,920        212,886,165
NET ASSETS:
Beginning of period....................................   361,028,079        148,141,914
                                                        --------------   ----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $1,045,998 and $1,125,380, respectively).............  $486,630,999       $361,028,079
                                                        ==============   ================

------------
* Class A, Class C, and Class D shares were issued July 28, 1997.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS-- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS-- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS-- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

F. ORGANIZATIONAL EXPENSES-- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $16,834,385 at March 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $461,699 and received $66,512 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1998 aggregated $217,620,801 and $125,450,891, respectively.

For the six months ended March 31, 1998, the Fund incurred $72,269 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1998, Fund's payable for investments purchased included unsettled trades with DWR of $387,170.

DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1998 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,400.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                  FOR THE YEAR
                                                      MONTHS ENDED                      ENDED
                                                     MARCH 31, 1998              SEPTEMBER 30, 1997*
                                              ----------------------------- -----------------------------
                                                       (UNAUDITED)
                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                              ------------- --------------  ------------- --------------
CLASS A SHARES
Sold.........................................      563,601    $  7,177,820        84,697    $  1,060,929
Reinvestment of dividends and distributions .        2,443          30,988           297           3,779
Redeemed.....................................      (30,077)       (378,443)       (3,257)        (41,000)
                                              ------------- --------------  ------------- --------------
Net increase -Class A........................      535,967       6,830,365        81,737       1,023,708
                                              ------------- --------------  ------------- --------------
CLASS B SHARES
Sold.........................................   10,306,489     130,011,809    16,601,412     187,858,686
Reinvestment of dividends and distributions .      468,561       5,886,477       629,815       7,297,503
Redeemed ....................................   (2,430,370)    (30,880,411)   (3,697,289)    (42,533,458)
                                              ------------- --------------  ------------- --------------
Net increase -Class B .......................    8,344,680     105,017,875    13,533,938     152,622,731
                                              ------------- --------------  ------------- --------------
CLASS C SHARES
Sold.........................................      287,827       3,648,599        80,094       1,000,747
Reinvestment of dividends and distributions .        3,717          47,070           519           6,601
Redeemed.....................................      (12,534)       (160,267)       (3,561)        (44,293)
                                              ------------- --------------  ------------- --------------
Net increase -Class C .......................      279,010       3,535,402        77,052         963,055
                                              ------------- --------------  ------------- --------------
CLASS D SHARES
Sold.........................................        8,377         106,294         1,633          20,015
Reinvestment of dividends and distributions            114           1,449            15             193
Redeemed.....................................       (1,059)        (13,808)       --             --
                                              ------------- --------------  ------------- --------------
Net increase -Class D........................        7,432          93,935         1,648          20,208
                                              ------------- --------------  ------------- --------------
Net increase in Fund.........................    9,167,089    $115,477,577    13,694,375    $154,629,702
                                              ============= ==============  ============= ==============

------------

* For Class A, C and D, for the period July 28, 1997 (issue date) through September 30, 1997.

DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX        FOR THE YEAR        FOR THE PERIOD
                                           MONTHS ENDED           ENDED           JUNE 26, 1996*
                                            MARCH 31,         SEPTEMBER 30,           THROUGH
                                              1998++            1997**++        SEPTEMBER 30, 1996
---------------------------------------  --------------- ---------------------  ------------------
                                           (UNAUDITED)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...      $12.81             $10.23               $10.00
                                         --------------- ---------------------  ------------------
Net investment income...................        0.24               0.46                 0.08
Net realized and unrealized gain .......        0.80               2.54                 0.23
                                         --------------- ---------------------  ------------------
Total from investment operations .......        1.04               3.00                 0.31
                                         --------------- ---------------------  ------------------
Less dividends and distributions from:
 Net investment income..................       (0.23)             (0.41)               (0.08)
 Net realized gain......................       (0.59)             (0.01)                --
                                         --------------- ---------------------  ------------------
Total dividends and distributions ......       (0.82)             (0.42)               (0.08)
                                         --------------- ---------------------  ------------------
Net asset value, end of period..........      $13.03             $12.81               $10.23
                                         =============== =====================  ==================
TOTAL INVESTMENT RETURN+................        8.55%(1)          29.83%                3.10% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.77%(2)           1.85%                2.25% (2)
Net investment income...................        3.73%(2)           4.16%                3.60% (2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................    $473,832            $358,973             $148,142
Portfolio turnover rate.................          31%(1)             74%                   7% (1)
Average commission rate paid............     $0.0549            $0.0558              $0.0558

------------
*       Commencement of operations.
** Prior to July 28, 1997 the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued

                                                            FOR THE PERIOD
                                           FOR THE SIX      JULY 28, 1997*
                                           MONTHS ENDED         THROUGH
                                            MARCH 31,        SEPTEMBER 30,
                                              1998++            1997++
---------------------------------------  --------------- -------------------
                                           (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...      $12.81            $12.20
                                         --------------- -------------------
Net investment income...................        0.28              0.12
Net realized and unrealized gain .......        0.80              0.61
                                         --------------- -------------------
Total from investment operations .......        1.08              0.73
                                         --------------- -------------------
Less dividends and distributions from:
 Net investment income..................       (0.27)            (0.12)
 Net realized gain......................       (0.59)             --
                                         --------------- -------------------
Total dividends and distributions ......       (0.86)            (0.12)
                                         --------------- -------------------
Net asset value, end of period..........      $13.03            $12.81
                                         =============== ===================
TOTAL INVESTMENT RETURN+................        8.89% (1)         5.95% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.16% (2)         1.28% (2)
Net investment income...................        4.43% (2)         5.77% (2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $8,049             $1,047
Portfolio turnover rate.................          31% (1)           74%
Average commission rate paid............     $0.0549           $0.0558
CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...      $12.80            $12.20
                                         --------------- -------------------
Net investment income...................        0.23              0.10
Net realized and unrealized gain .......        0.81              0.61
                                         --------------- -------------------
Total from investment operations .......        1.04              0.71
                                         --------------- -------------------
Less dividends and distributions from:
 Net investment income..................       (0.24)            (0.11)
 Net realized gain......................       (0.59)             --
                                         --------------- -------------------
Total dividends and distributions ......       (0.83)            (0.11)
                                         --------------- -------------------
Net asset value, end of period..........      $13.01            $12.80
                                         =============== ===================
TOTAL INVESTMENT RETURN+................        8.51% (1)         5.79% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        1.92% (2)         1.98% (2)
Net investment income...................        3.65% (2)         4.61% (2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $4,632              $987
Portfolio turnover rate.................          31% (1)           74%
Average commission rate paid............     $0.0549           $0.0558

------------
*       The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued

                                                            FOR THE PERIOD
                                           FOR THE SIX      JULY 28, 1997*
                                           MONTHS ENDED         THROUGH
                                            MARCH 31,        SEPTEMBER 30,
                                              1998++            1997++
---------------------------------------  --------------- -------------------
                                           (UNAUDITED)
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ...      $12.82            $12.20
                                         --------------- -------------------
Net investment income...................        0.29              0.12
Net realized and unrealized gain .......        0.80              0.62
                                         --------------- -------------------
Total from investment operations .......        1.09              0.74
                                         --------------- -------------------
Less dividends and distributions from:
 Net investment income..................       (0.28)            (0.12)
 Net realized gain......................       (0.59)             --
                                         --------------- -------------------
Total dividends and distributions ......       (0.87)            (0.12)
                                         --------------- -------------------
Net asset value, end of period..........      $13.04            $12.82
                                         =============== ===================
TOTAL INVESTMENT RETURN+................        9.08% (1)         5.98% (1)
RATIOS TO AVERAGE NET ASSETS:
Expenses................................        0.92% (2)         0.96% (2)
Net investment income...................        4.62% (2)         5.41% (2)
SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................        $118               $21
Portfolio turnover rate.................          31% (1)           74%
Average commission rate paid............      $0.0549           $0.0558


------------
*       The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Peter M. Avelar
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trsutees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER
INCOME BUILDER
FUND


SEMIANNUAL REPORT
MARCH 31, 1998